Operating Segments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2021 Segment Customer	Mar. 31, 2020 Customer	Mar. 31, 2019 Customer
Disclosure of operating segments [Line Items]
Number of reportable segment | Segment	2
WNS Global BPM segment [member]
Disclosure of operating segments [Line Items]
Number of clients individually accounted for more than 10% of total revenue | Customer